Shareholder Fees	Jun. 30, 2025
(American Beacon Funds Classes-A,C,Y,R6,R5,Investor) | (American Beacon Shapiro Equity Opportunities Fund) | A Class
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.50%	[1]
(American Beacon Funds Classes-A,C,Y,R6,R5,Investor) | (American Beacon Shapiro Equity Opportunities Fund) | C Class
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	1.00%
(American Beacon Funds Classes-A,C,Y,R6,R5,Investor) | (American Beacon Shapiro Equity Opportunities Fund) | Y Class
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
(American Beacon Funds Classes-A,C,Y,R6,R5,Investor) | (American Beacon Shapiro Equity Opportunities Fund) | R5 Class
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
(American Beacon Funds Classes-A,C,Y,R6,R5,Investor) | (American Beacon Shapiro Equity Opportunities Fund) | Investor Class
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
(American Beacon Funds Classes-A,C,Y,R6,R5,Investor) | (American Beacon Shapiro SMID Cap Equity Fund) | A Class
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.50%	[2]
(American Beacon Funds Classes-A,C,Y,R6,R5,Investor) | (American Beacon Shapiro SMID Cap Equity Fund) | C Class
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	1.00%
(American Beacon Funds Classes-A,C,Y,R6,R5,Investor) | (American Beacon Shapiro SMID Cap Equity Fund) | Y Class
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
(American Beacon Funds Classes-A,C,Y,R6,R5,Investor) | (American Beacon Shapiro SMID Cap Equity Fund) | R6 Class
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
(American Beacon Funds Classes-A,C,Y,R6,R5,Investor) | (American Beacon Shapiro SMID Cap Equity Fund) | R5 Class
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
(American Beacon Funds Classes-A,C,Y,R6,R5,Investor) | (American Beacon Shapiro SMID Cap Equity Fund) | Investor Class
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
(American Beacon Funds Classes-A,C,Y,R6,R5,Investor) | (American Beacon SSI Alternative Income Fund) | Y Class
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
(American Beacon Funds Classes-A,C,Y,R6,R5,Investor) | (American Beacon SSI Alternative Income Fund) | R5 Class
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
(American Beacon Funds Classes-A,C,Y,R6,R5,Investor) | (American Beacon SSI Alternative Income Fund) | Investor Class
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
(AB ARK Transformational Innovation Fund) | (American Beacon ARK Transformational Innovation Fund) | A Class
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.50%	[3]
(AB ARK Transformational Innovation Fund) | (American Beacon ARK Transformational Innovation Fund) | C Class
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	1.00%
(AB ARK Transformational Innovation Fund) | (American Beacon ARK Transformational Innovation Fund) | Y Class
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
(AB ARK Transformational Innovation Fund) | (American Beacon ARK Transformational Innovation Fund) | R6 Class
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
(AB ARK Transformational Innovation Fund) | (American Beacon ARK Transformational Innovation Fund) | R5 Class
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
(AB ARK Transformational Innovation Fund) | (American Beacon ARK Transformational Innovation Fund) | Investor Class
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
(AB TwentyFour Funds) | (American Beacon TwentyFour Strategic Income Fund) | A Class
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	3.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	1.00%	[4]
(AB TwentyFour Funds) | (American Beacon TwentyFour Strategic Income Fund) | C Class
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	1.00%
(AB TwentyFour Funds) | (American Beacon TwentyFour Strategic Income Fund) | Y Class
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
(AB TwentyFour Funds) | (American Beacon TwentyFour Strategic Income Fund) | R5 Class
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
(AB TwentyFour Funds) | (American Beacon TwentyFour Strategic Income Fund) | Investor Class
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
(AB TwentyFour Funds) | (American Beacon TwentyFour Short Term Bond Fund) | A Class
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	2.50%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.50%	[5]
(AB TwentyFour Funds) | (American Beacon TwentyFour Short Term Bond Fund) | C Class
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	1.00%
(AB TwentyFour Funds) | (American Beacon TwentyFour Short Term Bond Fund) | Y Class
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
(AB TwentyFour Funds) | (American Beacon TwentyFour Short Term Bond Fund) | R6 Class
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%

[1]
1	Currently, the Fund does not assess a front-end sales load on purchases of A Class shares of $1,000,000 or more. However, the Fund assesses a contingent deferred sales charge (‘‘CDSC’’) of 0.50% on certain purchases of $1,000,000 or more of A Class shares that are redeemed in whole or part within 18 months of purchase.

[2]
1	Currently, the Fund does not assess a front-end sales load on purchases of A Class shares of $1,000,000 or more. However, the Fund assesses a contingent deferred sales charge (‘‘CDSC’’) of 0.50% on certain purchases of $1,000,000 or more of A Class shares that are redeemed in whole or part within 18 months of purchase.

[3]
1	Currently, the Fund does not assess a front-end sales load on purchases of A Class shares of $1,000,000 or more. However, the Fund assesses a contingent deferred sales charge (‘‘CDSC’’) of 0.50% on certain purchases of $1,000,000 or more of A Class shares that are redeemed in whole or part within 18 months of purchase.

[4]
1	Currently, the Fund does not assess a front-end sales load on purchases of A Class shares of $500,000 or more. However, the Fund assesses a contingent deferred sales charge (“CDSC”) of 1.00% on certain purchases of $500,000 or more of A Class shares that are redeemed in whole or part within 18 months of purchase.

[5]
1	Currently, the Fund does not assess a front-end sales load on purchases of A Class shares of $250,000 or more. However, the Fund assesses a contingent deferred sales charge (‘’CDSC’’) of 0.50% on certain purchases of $250,000 or more of A Class shares that are redeemed in whole or part within 18 months of purchase.